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VIA EDGAR

June 3, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Smith Barney Allocation Series Inc.
       (the "Fund")
       File Nos. 33-64457 and 811-7435


Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 21 filed on May 30, 2002, which became effective on May 31, 2002.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Barbara Allen
Barbara Allen
Assistant Secretary